Property & Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment – gross	$ 8,052	$ 10,433
Less: Accumulated depreciation and amortization	(48)	(4,132)
Property and equipment – net	8,004	6,301
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment – gross	5,477	5,724
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment – gross	1,360	2,821
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment – gross	208	560
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Property and equipment – gross	792	1,278
Vehicles [Member]
Property Plant And Equipment [Line Items]
Property and equipment – gross	$ 215	$ 50